Principal Accounting Policies	12 Months Ended
Jun. 30, 2015
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Principal Accounting Policies
3.	PRINCIPAL ACCOUNTING POLICIES

(a)	Basis of Presentation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the ultimate primary beneficiary. All intercompany transactions and balances have been eliminated upon consolidation.

The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Company acquired CJOL on June 20, 2014. At that time, both companies were controlled by SEEK. As a result, the Company’s consolidated financial statements as of and for the years ended June 30, 2013, 2014 and 2015 reflect the results of the combined entities and businesses of the Company and CJOL as if they had been combined from February 19, 2013, the date when the Company came under the control of SEEK.

Assets and liabilities of CJOL were combined using the existing book values from the perspective of SEEK, the controlling shareholder. ASC 805-50 provides that consolidated statements of comprehensive income should include the results of each of the combined entities and businesses from the earliest date presented or, if more recent, from the date when the combined entities and businesses first came under common control, regardless of the date of the combination.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has a controlling financial interest in the entity. The Company or its subsidiary is considered to be the primary beneficiary if the Company or its subsidiary has the power to direct the activities that most significantly impacts the entity’s economic performance, and bears the risks of, and enjoys the rewards normally associated with, ownership of the entity.

(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the related disclosures of contingent assets and liabilities. Actual results could differ from those estimates.

Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to, the allowance for doubtful accounts, estimating useful lives of long-lived assets and intangible assets, subsequent impairment assessment of long-lived assets, indefinite-live intangible assets and goodwill, valuation allowance of deferred tax assets, relative values of accounting units in certain multiple element arrangements and determination of share-based compensation. In addition, the valuation model used to estimate the fair value of share options upon grant date uses certain assumptions, including, but not limited to, complex and subjective judgment made regarding the Group’s projected financial and operating results and business risks.

(c)	Functional Currency and Foreign Currency Translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company is the United States dollar (“US$”), while the functional currency of the Company’s subsidiaries and VIEs incorporated and operated in the PRC is the RMB. In the consolidated financial statements, the financial information of the Company has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as foreign currency translation adjustments net of taxes, and are shown as a component of other comprehensive loss in the statements of comprehensive income.

(d)	Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income and statements of cash flows from RMB into US$ as of and for the year ended June 30, 2015 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 6.2000, representing the rate as certified by the H.10 weekly statistical release of the Federal Reserve Board on June 30, 2015. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on June 30, 2015, or at any other rate. On November 6, 2015, the certified exchange rate was US$1.00 = RMB 6.3180, which is not materially different from the certified rate on June 30, 2015.

(e)	Fair Value of Financial Instruments

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—include other inputs that are directly or indirectly observable in the market place.

Level 3—unobservable inputs which are supported by little or no market activity.

The Company’s financial instruments include time deposits and restricted time deposits, accounts receivable, prepaid and other current assets, non-current restricted time deposits, short-term borrowings, current portion of long-term bank loans, accounts payable, accrued expenses and other current liabilities, deferred revenues, and long-term bank loans. See Note 21—Fair Value Measurement.

(f)	Cash and cash equivalents

Cash and cash equivalents of the Company primarily represent cash on hand, demand deposits placed with banks which have original maturities of three months or less, and money market funds with weighted average maturity of the fund’s securities holdings within 90 days.

As of June 30, 2015, all money market funds have been converted into demand deposits.

(g)	Short-term investments

Short-term investments represent short-term principal-protected wealth management products offered by financial institutions which are restricted as to withdrawal. The investments are issued by commercial bank in China with a variable interest rate indexed to performance of underlying assets.

All short-term investments have been converted into cash at each reporting period end. The group had no short-term investment balances as of June 30, 2014 and 2015, respectively.

Cash flows related to short-term wealth management products are presented on a net basis because they have quick turnover, occur in large volumes and have short maturities (less than 90 days).

(h)	Restricted cash

In 2014, the Company entered into several loan facility agreements with offshore branches of certain banks and made drawdowns from the banks to refinance the loans borrowed from the same banks in 2013 to fund the repurchase of Series E preferred shares (see Note 14) and partially finance an acquisition of CJOL (see Note 16). These bank loans are secured by RMB deposits in onshore branches of those banks.

The loans from the offshore banks are classified as long-term bank loans within one year or long-term bank loans as of June 30, 2015 based on their repayment period. The rates of interest under the bank loan agreements with the lending banks were determined based on the prevailing interest rates in the market.

As at June 30, 2014 and 2015, RMB8,024 and RMB6,103 cash deposits are held respectively in interest reserve accounts for the bank loans, which are designated for bank loan payment only, and are classified as restricted cash on the Company’s consolidated financial statements.

Restricted cash deposits are valued based on the prevailing interest rates in the market, and classified into current and non-current portion based on the maturities of the bank loans they are associated with.

(i)	Time deposits and restricted time deposits

Time deposits represent demand deposits placed with banks with original maturities of more than three months. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the periods. Time deposits are valued based on the prevailing interest rates in the market.

RMB493,265 and RMB435,024 time deposits are pledged respectively as of June 30, 2014 and 2015, as collateral to the bank loans and therefore are treated as restricted time deposits on the Company’s consolidated financial statements. RMB nil and RMB100,000 time deposit with original maturities more than three months were placed with banks as of June 30, 2014 and 2015.

Restricted time deposits are valued based on the prevailing interest rates in the market, and classified into current portion and non-current portion based on the maturities of the bank loans they are associated with.

(j)	Accounts Receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Group’s best estimate of the amount that will not be collected. The Group makes an estimation of the collectability of accounts receivable considering many factors including, but not limited to, reviewing accounts receivable balances, historical bad debt rate, repayment patterns, customer credit worthiness, financial condition of the customer and industry trend analysis that resulted in an inability to make overdue payments. The Group also makes specific allowances if there is evidence that receivables are likely to be irrecoverable and the allowances are written off after all collection efforts have been exhausted and the potential for recovery is considered remote. Accounts receivable in the consolidated balance sheet were stated net of such provisions.

(k)	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated Useful Lives of the Assets
Leasehold improvements	Shorter of the remaining lease period or the estimated useful lives
Electronic equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the disposal assets. Such differences, if any, are recognized as other income, net in the consolidated statements of comprehensive income.

(l)	Intangible Assets

Intangible assets mainly comprise computer software, licenses purchased for internal use, trademarks, customer relationship, and brand name. The intangible assets have original estimated useful lives as follows:

Estimated Useful Lives of the Assets
Computer software	3 years
Acquired Internet Content Provider License	10 years
Trademarks	10 years
Customer relationship	2.2 years
Brand name	Indefinite

Finite-lived intangible assets are stated at cost less accumulated amortization, which is recognized using the straight-line method over the estimated useful lives of the assets.

The Company has determined that the brand name has the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the brand name. Consequently, the carrying amounts of trade names are not amortized but are tested for impairment annually in the fourth quarter or more frequently if events or circumstances indicate that the assets may be impaired.

(m)	Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities of CJOL when it was acquired by SEEK in May 2011.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis every June 30, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing September 2011, in accordance with the FASB revised guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment charge equal to the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit.

The Group as a whole, including recently acquired CJOL, is determined to be one reporting unit for goodwill impairment testing. The Company directly applied the quantitative assessment and performed the goodwill impairment test by quantitatively comparing the fair values of the reporting unit to its carrying amounts, and no impairment loss has been identified for the years ended 2014 and 2015, respectively.

(n)	Impairment of Long-lived Assets and Indefinite-lived Intangible Assets

Long-lived assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. When these events occur, the Group assesses the recoverability of the long-lived assets by comparing the carrying amount of the asset group to the estimated future undiscounted cash flows associated with the related assets. The Group recognizes impairment for long-lived assets in the event that the carrying value of such assets exceeds the estimated undiscounted cash flows attributable to such assets. No impairment of long-lived assets was recognized for any of the periods presented.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment charge is recognized equal in amount to that excess. No impairment of indefinite-lived assets was recognized for any of the periods presented.

(o)	Non-controlling Interest Recognition

Non-controlling interest is recognized to reflect the portion of the equity of majority-owned subsidiaries and VIEs which is not attributable, directly or indirectly, to the controlling shareholder. Currently, the non-controlling interest in our consolidated financial statements primarily consists of non-controlling interest for CJOL.

(p)	Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, service has been rendered, the price is fixed or determinable and collection is reasonably assured. Revenue is deferred until these criteria are met and any cash payments received up front are initially recognized as deferred revenues.

Revenues presented in the consolidated statements of comprehensive income include revenues from online recruitment services and other services.

Online Recruitment Services

The Group provides online recruitment services such as classified job postings, display advertisements, resume access services and other online value-added recruitment services. Employers enter into standard service agreements with the Group, under which different service arrangements, service fulfillment period, total consideration and other terms are agreed upon by both parties. Online recruitment services revenues are recognized ratably over the service fulfillment period, which normally ranges from one month to one year.

Online Recruitment Services contracts may consist of multiple deliverables in the arrangement such as those services described above. Each deliverable is a separate unit of accounting, as they have value to the customer on a standalone basis and there are no customer-negotiated refunds or return rights for the delivered items. Arrangement consideration is allocated to each unit of accounting at the inception of the arrangement based on the relative selling price of each unit of accounting according to the selling price hierarchy established by ASU No.2009-13, “Revenue Recognition—Multiple-Deliverable Revenue Arrangements” and recognized over the service fulfillment period. The Company uses (a) vendor-specific objective evidence of selling price, if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Company will use (c) the management’s best estimate of the selling price for that deliverable. Selling price is generally determined by vendor specific objective evidence, which is the price charged for a deliverable when it is sold on a standalone basis. For all the periods presented, the service fulfillment period for the separate units of accounting within the multiple-element arrangement is the same. Therefore, the allocation between the separate units of accounting for online recruitment services does not have a material impact on the Company’s consolidated financial statements.

Other online valued-added recruitment services mainly includes Recruiting Companion, a service that provides online job posting, resume screening, interviews, recruitment analysis and strategy, detailed day-to-day execution of recruitment plans and candidate recruitment on behalf of our customers. Upon completion of these activities, a completion report is delivered to customers summarizing the activities carried out. Fees for Recruiting Companion service are recognized upon delivery of the completion report.

Other services

Other services provided by the Group are comprised of campus recruitment services, assessment services and other human resources related services.

Campus Recruitment Services

The Group provides campus recruitment services to corporate employers. Campus recruitment service includes planning, recruitment advertising and organizing recruitment activities. Upon completion of these activities, a completion report is delivered to customers summarizing the activities carried out. Fees for these types of services are recognized upon delivery of the completion report.

Assessment Services

The Group provides both online and offline assessment services to assist corporate customers in evaluating capabilities and dispositions of their job candidates and existing employees.

Online assessment services are based on an online assessment platform. Corporate employers are granted with access to the online assessment with a predetermined service fulfillment period, which normally ranges from 3 months to one year. Revenues are recognized ratably over the service fulfillment period.

Offline assessment services include planning, organizing assessment events, and summarizing assessment results. Upon completion of these activities, a completion report is delivered to customers summarizing the activities carried out. Fees for these types of services are recognized upon delivery of the completion report.

Other Human Resources Related Services

The Group also provides other human resources related services such as executive search services, print advertising services, training services, human resources agent services and other services. Arrangements for these other human resources related services are generally short-term in nature. Fees for these types of services are recognized when fees are fixed or determinable, collectability is reasonably assured and service performance is complete.

(q)	Cost of Services

Cost of services consist primarily of network costs, printing and publishing expenses, payroll, share-based compensation and other employee-related costs and other expenses incurred by the Group which are directly attributable to the performance of the Group’s online recruitment and other human resources related services.

(r)	Sales and Marketing Expenses

Sales and marketing expenses consist primarily of payroll, share-based compensation and other employee-related expenses for the Group’s sales and marketing staff, office rental and property management fees as well as advertising expenses. Advertising expenses generally represent the cost of marketing activities used to create or stimulate a positive image of the Group’s brand or a desire for the Group’s services. Advertising expenses are recorded as sales and marketing expenses when incurred, and totaled RMB71,345, RMB73,955 and RMB93,860 for the year ended June 30, 2013, 2014 and 2015.

(s)	General and Administrative Expenses

General and administrative expenses consist primarily of payroll, share-based compensation and other employee-related expenses for the Group’s managerial and administrative staff, office rental and property management fees, professional services fees, depreciation of equipment and other administrative office expenses.

(t)	Share-Based Compensation

The Company grants share options to its employees and directors under share incentive plans, and accounts for these share-based compensation arrangements in accordance with ASC 718, Compensation—Stock Compensation. The awards are measured at grant date fair value and are recognized as compensation expenses, net of estimated forfeiture, using the graded vesting method, over the requisite service period, which is generally the vesting period. Forfeiture rates are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from the initial estimates.

The Binomial option-pricing model is used to measure the value of the awards. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. The use of the Binomial option-pricing model requires a number of complex assumptions.

(u)	Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases, net of any rent concessions, are charged to the consolidated statements of comprehensive income on a straight-line basis over the lease term.

(v)	Taxation

Value-added tax, business tax and surcharges

Prior to September 2012, the Company’s subsidiaries and VIEs in the PRC were subject to business taxes and related surcharges on the revenues earned for services provided in the PRC after certain deductions. The applicable rate of business taxes was 5%. Business taxes and related surcharges were deducted from gross revenues to arrive at net revenues in the Group’s consolidated statements of comprehensive income.

Effective January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched the Value Added Tax (“VAT”) Pilot Program for certain industries in certain regions. According to the implementation circulars released by the Ministry of Finance and the State Administration of Taxation on the Pilot Program, the “Modern Service Industries” includes research, development and technological services, information technology services, cultural innovation services, logistics support, lease of corporeal properties, attestation and consulting services. Accordingly, most of the Company’s subsidiaries and VIEs were in the Pilot Program and subject to VAT at a rate of 6%. The VAT payable of these subsidiaries and VIEs is the net balance of the output VAT for the period after crediting the input VAT for the period. Hence, the amount of VAT payable does not result directly from output VAT generated from taxable services provided. As such, the net presentation of revenues subject to VAT is adopted. Subsidiaries and VIEs in the PRC which are not subject to VAT are still subject to business taxes at a rate of 5% and related surcharges on the revenues earned for services provided in the PRC after certain deductions.

Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdiction. Deferred income taxes are provided using the asset and liability method, which requires the recognition of income tax payable or refundable for the current period and deferred tax liabilities and assets for the future tax consequences of events that have been recognized in the Group’s financial statements or tax returns. Deferred income taxes are determinable based on the temporary differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the Group’s deferred tax assets will not be realized.

Uncertain Tax Positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under income tax expenses in its statement of comprehensive income. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the year ended June 30, 2013, 2014 and 2015. As of June 30, 2014 and 2015, the Group did not have any significant unrecognized uncertain tax positions, respectively.

(w)	Statutory Reserves

The Company’s PRC subsidiaries and VIEs in China are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries registered as wholly-owned foreign enterprises in China have to make appropriations from their after-tax profits (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the respective entity’s after-tax profits as calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriation to the enterprise expansion fund and staff bonus and welfare fund is at each PRC entity’s discretion.

Beijing Wangpin, which is considered a Sino-foreign joint venture as is 90% owned by the Company and 10% owned by Zhilian Sanke, is permitted to provide reserve fund allocations of annual after-tax profit at the discretion of its board of directors.

Under China Company Laws, the VIEs of the Company, which are registered as domestic companies in China, must make appropriations from their after-tax profit as determined under PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of their after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the PRC entity. Appropriation to the discretionary surplus fund is made at the discretion of the respective PRC entity.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increases to the registered capital of the respective company. Appropriations to the enterprise expansion fund can be used to increase registered capital upon PRC regulatory approval. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonuses to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended June 30, 2013, 2014 and 2015, the Company’s PRC subsidiaries and VIEs made appropriations of RMB2,355, RMB1,613 and RMB63 to their statutory reserves.

(x)	Related Parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(y)	Net Income/(Loss) Per Share

Basic net income/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights, which provide the holders of participating securities the ability to participate in all dividends declared with the holders of ordinary shares on a one-to-one per-share basis in all dividend declared, as if all undistributed earnings for the period were distributed. Diluted net income/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of income allocation to holders of participating preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the exercise of share options (using the treasury stock method) and the conversion of the convertible preferred shares (using the if-converted method). Ordinary equivalent shares are not included in the denominator of the diluted net income/(loss) per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

(z)	Employee Benefits

The full-time employees of the Group that are employed in the PRC are entitled to staff welfare and benefits including medical care, welfare subsidies, unemployment insurance, pension benefits and housing fund contributions through a PRC government-mandated multi-employer defined contribution plan. Companies are required to accrue for the benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations, and make contributions to the state-sponsored welfare, pension and medical plans out of the amounts accrued for these benefits. For the years ended June 30, 2013, 2014 and 2015, total amounts recognized for such employee benefits amounted to RMB79,777, RMB99,475 and RMB96,481, and were charged to the consolidated statements of comprehensive income. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.

(aa)	Comprehensive Income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive loss consists of foreign currency translation adjustments.

(bb)	Segment Reporting

Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available and evaluated regularly by the Group’s chief operating decision-maker in deciding how to allocate resources and assess performance. The Group has internal reporting that does not distinguish between markets or segments as a whole, and reports costs and expenses by nature as a whole. Hence, the Group has only one reporting segment.

As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

(cc)	Derivative financial instruments

Derivative financial instruments are initially recognized on the date a derivative contract is entered into and are subsequently measured at fair value. The method of recognizing the gain or loss resulting from the derivative instrument depends on whether the derivative is designated as a hedging instrument. The Company entered into two foreign exchange rate forward contracts and one interest rate swap contract in July 2013 and a cross currency interest rate swap contract in January 2015. The Company did not designate any derivatives as hedging instruments as of June 30, 2014 and 2015. These instruments are marked-to-market at each period-end with the associated changes in fair value recognized in the line item “Other income, net” in the consolidated statements of comprehensive income and “Accrued expenses and other liabilities” or “Prepayments and other current assets” in the consolidated balance sheets. These instruments are used for risk management purposes only and not for other speculative or trading purposes (Note 4(b) (c)). The cash flows of derivative financial instruments are classified in the same category as the cash flows from the items subject to the economic hedging relationships. As these instruments are related to economic hedges on the Company’s bank loans, the cash flows are classified as financing activities.

(dd)	Effect of recent accounting pronouncement

In April 2015, the FASB issued ASU No.2015-03 and further in August 2015, the FASB issued ASU No.2015-15, both ASUs are aimed to simplify the presentation of debt issuance costs, and require entities to present debt issuance costs related to a recognized debt liability as a direct deduction from the carrying amount of that debt liability. The two guidances do not have impact on the Company’s financial statements because they are in line of the Company’s current practice.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606).” This guidance supersedes current guidance on revenue recognition in Topic 605, “Revenue Recognition.” In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. This guidance will be effective for annual reporting periods beginning after December 15, 2016, including interim reporting periods, and will be required to be applied retrospectively. Early application of the guidance is not permitted. In August 2015, the FASB issued ASU No.2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. Therefore, this guidance is applicable to the Company’s 2019 fiscal year. The Company is currently evaluating the impact of this guidance.

Other recent authoritative guidance issued by the FASB (including technical corrections to the FASB Accounting Standards Codification), the American Institute of Certified Public Accountants, and the Securities and Exchange Commission (“SEC”) did not, or are not expected to have a material effect on the Company’s consolidated financial statements.